Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Related Party Transactions (Textual) [Abstract]
Period of advisory services agreements	1 year
Period of written notice required to terminate related party agreement	30 days
Monthly fee for services	$ 400,000	$ 300,000	$ 200,000
Total payments	4,800,000	3,600,000	2,400,000
Monthly fee as per Fiscal 2012 agreement	$ 500,000